Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 453,800		₨ 440,445		₨ 1,194,787
Total restricted cash	453,800	$ 5,303	440,445		1,194,787
Cash [abstract]
Cash and bank balances	4,997,210	58,391	4,105,489		3,650,446
Other bank deposits (maturity period more than 3 months)	1,306,816	15,270	1,288,700		0
Total Non restricted cash	6,304,026		5,394,189		3,650,446
Total cash (a+b)	6,757,826		5,834,634		4,845,233
Bank overdraft used for cash management purposes	(326,327)	(3,813)	(486,888)		(951,504)
Other bank deposits (maturity period more than 3 months)	(1,306,816)		(1,288,700)		0
Cash and cash equivalents for the statement of cash flows	4,670,883	$ 54,579	3,618,601	$ 42,283	2,698,942	₨ 3,409,983
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ (453,800)		₨ (440,445)		₨ (1,194,787)